Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents and financial investments
Cash and bank balance	$ 12,290	$ 8,708
Short-term financial investments	$ 47,864	56,621
Short-term financial investments – Brazilian Reais
Cash and cash equivalents and financial investments
Weighted average rate (p.a.) (as a percent)	14.97%
Short-term financial investments	$ 9,639	31,758
Short-term financial investments – US dollar
Cash and cash equivalents and financial investments
Weighted average rate (p.a.) (as a percent)	2.66%
Short-term financial investments	$ 21,787	12,379
Short-term financial investments – Pound sterling
Cash and cash equivalents and financial investments
Weighted average rate (p.a.) (as a percent)	2.46%
Short-term financial investments	$ 2,515	3,180
Short-term financial investments – Canadian Dollar
Cash and cash equivalents and financial investments
Weighted average rate (p.a.) (as a percent)	0.40%
Short-term financial investments	$ 1,153	596
Short-term financial investments – Chinese Yuan
Cash and cash equivalents and financial investments
Weighted average rate (p.a.) (as a percent)	1.30%
Short-term financial investments	$ 480	$ 0